NYSE

17010317

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

SEP 29 2017

Washington, DC 20549

001-35385

September 29, 2017

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares each representing ownership of a 1/40th interest in a share of Sterling Bancorp's 6.50% Non-Cumulative, Perpetual Preferred Stock, Series A, $0.01 par value and with a liquidation preference of $1,000 per share of STERLING BANCORP, under the Exchange Act of 1934.

Sincerely,

Silvio Conte